Property, plant and equipment - Estimated Useful Lives (Details)	12 Months Ended
Jun. 30, 2025
Vehicles
Depreciation, property, plant and equipment
Estimated useful life	5 years
Building and Improvements
Depreciation, property, plant and equipment
Estimated useful life	25 years
Machines, equipment and facilities
Depreciation, property, plant and equipment
Estimated useful life	10 years
Furnitures and fixtures
Depreciation, property, plant and equipment
Estimated useful life	10 years
Computer equipments
Depreciation, property, plant and equipment
Estimated useful life	5 years